Schedule of Bank Borrowings (Details) - SGD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total:	$ 404	$ 460	$ 573
Within 12 months	10	62	113
Between 2 - 3 years	20	20	72
Over 3 - 5 years	22	22	21
Over 5 years	352	356	367
Long term debt	404	460	573
Term Loan [Member]
Short-Term Debt [Line Items]
Total:		$ 53	157
Term of repayments	5 years	5 years
Interest rate	2.50%	2.50%
Property Loan [Member]
Short-Term Debt [Line Items]
Total:	$ 404	$ 407	$ 416
Term of repayments	27 years	27 years
Interest rate	4.77%	4.82%